Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events
23.	Subsequent events

Share repurchase program

Subsequent to June 30, 2024 and as of August 23, 2024, the Company had repurchased 315,651 Class A ordinary shares for approximately US$175 under 2024 share repurchase program.

The Group has evaluated subsequent events through August 29, 2024, which is the date the consolidated financial statements are issued, with no other material events or transactions identified that should have been recorded or disclosed in the consolidated financial statements.